GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - (Narrative) (Details)	12 Months Ended
Dec. 31, 2023 Unit_Product
Segment Reporting [Abstract]
Number of main product lines	3